Revision (Tables)	12 Months Ended
Mar. 31, 2024
Revision [Abstract]
Schedule of Previously Reported Consolidated Financial Statements	The following table summarized the corrections made to the previously reported consolidated financial statements as of March 31, 2023, 2022 and 2021.
	As of March 31, 2023
Financial items	As previously reported	Adjustment	As revised
Total current assets	14,458,447	(427,746)	14,030,701
TOTAL ASSETS	$16,962,644	$(427,746)	$16,534,898
Retained earnings	10,214,692	(427,746)	9,786,946
Total shareholders’ equity	$10,919,013	$(427,746)	$10,491,267
	As of March 31, 2022
Financial items	As previously reported	Adjustment	As revised
Retained earnings	8,006,540	(427,746)	7,578,794
Total shareholders’ equity	$9,439,260	$(427,746)	$9,011,514
	As of March 31, 2021
Financial items	As previously reported	Adjustment	As revised
Retained earnings	5,717,382	(427,746)	5,289,636
Total shareholders’ equity	$6,320,545	$(427,746)	$5,892,799